AQUILA THREE PEAKS HIGH INCOME FUND
AQUILA THREE PEAKS HIGH INCOME FUND
Investment Objective
The Fund’s objective is to obtain high current income.
Capital appreciation is a secondary objective when consistent with its primary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Fund or in other funds in the Aquila Group of Funds. More information about these and other discounts is available from your financial advisor and in "Alternative Purchase Plans” on page 24 of the Fund's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 26 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 28 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 47 of the Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AQUILA THREE PEAKS HIGH INCOME FUND		Aquila Three Peaks High Income Fund Class A		Aquila Three Peaks High Income Fund Class C	Aquila Three Peaks High Income Fund Class I	Aquila Three Peaks High Income Fund Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)		none	[1]	1.00%	none	none
Redemption Fees (as a percentage of amount redeemed)	[2]	none	[3]	none	1.00%	1.00%
[1]	Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the third and fourth years after purchase.
[2]	This fee only applies to shares redeemed (including by exchange) within 90 days of purchase.
[3]	Class A Shares on which a sales charge is not imposed that are redeemed (including by exchange) within 90 days of purchase are assessed a redemption fee of 1.00%.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AQUILA THREE PEAKS HIGH INCOME FUND		Aquila Three Peaks High Income Fund Class A	Aquila Three Peaks High Income Fund Class C	Aquila Three Peaks High Income Fund Class I	Aquila Three Peaks High Income Fund Class Y
Management Fee		0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fee		0.20%	0.75%	0.15%	none
Other Expenses	[1]	0.35%	0.59%	0.42%	0.33%
Total Annual Fund Operating Expenses		1.20%	1.99%	1.22%	0.98%
[1]	Excludes extraordinary restructuring expenses. Had such extraordinary expenses been included, Other Expenses would have been 0.43% for Class A Shares, 0.67% for Class C Shares, 0.50% for Class I Shares, and 0.41% for Class Y Shares.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example AQUILA THREE PEAKS HIGH INCOME FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Aquila Three Peaks High Income Fund Class A	517	766	1,033	1,796
Aquila Three Peaks High Income Fund Class C	302	624	1,073	1,925
Aquila Three Peaks High Income Fund Class I	124	387	670	1,477
Aquila Three Peaks High Income Fund Class Y	100	312	542	1,201

You would pay the following expenses if you did not redeem your Class C Shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
AQUILA THREE PEAKS HIGH INCOME FUND Aquila Three Peaks High Income Fund Class C	202	624	1,073	1,925

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in income-producing securities.  Such securities may be rated at any level by nationally recognized statistical rating organizations or they may be unrated.  It is anticipated that the Fund’s portfolio will typically include a high proportion, perhaps even 100%, of high-yield/high-risk securities rated below investment grade. Such securities are sometimes called “junk bonds.”

The bonds the Fund purchases can be of any maturity but the average effective weighted maturity of the Fund’s portfolio will normally be within one year of the average maturity of the Barclays Capital U.S. Corporate High-Yield Bond Index.  The average maturity of the Index as of March 31, 2014 was 6.55 years.

In addition to considering economic factors such as the effect of interest rates on the Fund’s investments, Three Peaks Capital Management, LLC (the “Sub-Adviser”), applies a “bottom up” approach in choosing investments. This means that the Sub-Adviser considers the individual characteristics of each potential investment in an income-producing security to determine if it is an attractive investment opportunity and consistent with the Fund’s investment policies.

Within the parameters of the Fund’s specific investment policies, the Fund may invest without limit in foreign debt, including debt of emerging markets issuers.  The Fund may also invest in subordinated securities.

Principal Risks
Market Risk. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment.  When market prices fall, the value of your investment will likely go down.  The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.  In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels.  More recently, the Federal Reserve has reduced its market support activities.  Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as increase market volatility and reduce the value and liquidity of certain securities.

Interest Rate Risk.  The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities.  Interest rates in the U.S. have been historically low and are expected to rise.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Junk Bonds Risk. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Subordinated Securities Risk. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Foreign Securities Risk. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation may also affect the value of these securities. Risks are greater for investments in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more advanced countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Liquidity Risk. Some securities held by the Fund, including securities issued in private placement transactions, may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Portfolio Turnover Risk.  If the Fund does a lot of trading, it may incur additional operating expenses and other costs, which would reduce performance.  Trading activity could also cause shareholders to incur a higher level of taxable income or capital gains.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Loss of money is a risk of investing in the Fund.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS As of December 31 Class Y Shares 2007 - 2013

During the period shown in the bar chart, the highest return for a quarter was 8.42% (quarter ended March 31, 2009) and the lowest return for a quarter was -11.58% (quarter ended December 31, 2008).
Average Annual Total Returns for the Periods Ended December 31, 2013
Average Annual Returns AQUILA THREE PEAKS HIGH INCOME FUND	1 Year	5 Years	Since Inception	Inception Date
Aquila Three Peaks High Income Fund Class A	0.45%	9.39%	4.81%	Jun. 01, 2006
Aquila Three Peaks High Income Fund Class C	2.80%	9.41%	4.55%	Jun. 08, 2006
Aquila Three Peaks High Income Fund Class I	4.62%	10.30%	5.53%	Jun. 29, 2006
Aquila Three Peaks High Income Fund Class Y	4.85%	10.53%	5.61%	Jun. 01, 2006
After Taxes on Distributions Aquila Three Peaks High Income Fund Class Y	2.19%	7.77%	3.04%
After Taxes on Distributions and Redemptions Aquila Three Peaks High Income Fund Class Y	2.94%	7.33%	3.41%
Barclays Capital U.S. Corporate High-Yield Bond Index (since 6/01/06) (This index is unmanaged and does not reflect deductions for fund operating expenses or sales charges.)	7.44%	19.12%	9.09%	Jun. 01, 2006

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.  After-tax returns for other classes of shares will vary.